Deferred Policy Acquisition Costs (Tables)	12 Months Ended
Dec. 31, 2025
Insurance [Abstract]
Reconciliation of beginning and ending deferred policy acquisition costs
The following table represents a reconciliation of beginning and ending deferred acquisition costs for the twelve months ended December 31, 2025 and 2024:

	Twelve Months Ended December 31, 2025	Twelve Months Ended December 31, 2024

	($ in millions)
Balance at the beginning of the year	$322.1	$296.2
Acquisition costs deferred	457.5	446.1
Amortization of deferred acquisition costs	(422.4)	(420.2)
Balance at the end of the year	$357.2	$322.1